Equity (Schedule of Cash Distributions) (Details) - USD ($)													12 Months Ended
	Dec. 04, 2025	Sep. 04, 2025	Jun. 05, 2025	Mar. 31, 2025	Dec. 06, 2024	Sep. 12, 2024	Jun. 14, 2024	Mar. 28, 2024	Dec. 11, 2023	Sep. 07, 2023	May 31, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025
Equity
Cash distributions, per share	$ 0.03	$ 0.147	$ 0.147	$ 0.147	$ 0.147	$ 0.147	$ 0.147	$ 0.136	$ 0.134	$ 0.132	$ 0.13	$ 0.13
Cash distributions, Total amount	$ 1,547,000	$ 7,572,000	$ 7,559,000	$ 7,525,000	$ 7,513,000	$ 7,506,000	$ 7,496,000	$ 7,520,000	$ 7,449,000	$ 7,383,000	$ 7,378,000	$ 7,505,000	$ 24,203,000	$ 30,035,000	$ 29,715,000
Dividend payables																$ 6,000,000